Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current Assets:
Cash and cash equivalents		$ 5,037	$ 4,028
Restricted cash		280	280
Short term bank deposits		36,601	40,690
Trade receivable		807	571
Other assets – funds held in escrow		25,051	24,525
Derivative assets		237
Prepaid expenses and other receivables		1,733	1,685
Total current assets		69,746	71,779
Non-Current Assets
Operating lease right-of-use assets		1,465	893
Property and equipment, net		999	1,176
Total non-current assets		2,464	2,069
Total assets		72,210	73,848
Current liabilities:
Trade payables		422	774
Operating lease liabilities		485	679
Employees and payroll accruals		4,120	3,706
Convertible bonds		24,047	24,757
Accrued expenses and other payables		1,109	2,950
Derivative Liabilities		145	50
Total current liabilities		30,328	32,916
Long term liabilities
Operating lease liabilities		1,375	1,351
Warrant Liability - ITAC		4	12
Total long-term liabilities		1,379	1,363
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]
Capital & Premium		358,397	338,947
Accumulated Deficit		(317,894)	(299,378)
Total shareholders’ equity		40,503	39,569
Total liabilities and shareholders’ equity		$ 72,210	$ 73,848

[1]	Represents less than $1.